Leases (Tables)	12 Months Ended
Dec. 31, 2024
Leases
Schedule of lease liabilities remaining operating leases

	For the year ended December 31, 2024	For the year ended December 31, 2023	For the year ended December 31, 2022

Operating lease cost	$70,862	$109,184	$98,690
Short-term lease cost	53,891	105,517	193,525
Total	$124,753	$214,701	$292,215